Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 13. Related Party Transactions

Janice Dyson, wife of John McAfee, the Company’s former Chief Cybersecurity Visionary, is the sole director of Future Tense Secure Systems, Inc. (“FTS”) and owns 33% of the outstanding common shares of FTS. On March 3, 2017, the Company purchased from FTS its 46% ownership interest Demonsaw for 2,000,000 shares of MGT common stock. The Company recorded the purchase using the fair value of the common shares provided of $2,500 and immediately impaired the equity method investment during the three months ended March 31, 2017.

On May 9, 2016, the Company entered a consulting agreement with FTS, pursuant to which FTS would provide advice, consultation, information and services to the Company including assistance with executive management, business and product development and potential acquisitions or related transactions. On January 26, 2018, the Company terminated its agreement with FTS. During the year ended December 31, 2018 and 2017, the Company recorded consulting fees of $137 and $360, respectively, to FTS for such services. As of December 31, 2018, the Company owed $0 to FTS.